Fair Value (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value [Abstract]
Assets Measured at Fair Value on a Recurring Basis
Assets Measured at Fair Value on a Recurring Basis as of March 31, 2020:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash equivalents	$5,661,750	$-	$-	$5,661,750
Total assets at fair value	$5,661,750	$-	$-	$5,661,750
There were no transfers between any Levels during the three months ended March 31, 2020.

Assets Measured at Fair Value on a Recurring Basis as of December 31, 2019:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash equivalents	$6,579,577	$-	$-	$6,579,577
Total assets at fair value	$6,579,577	$-	$-	$6,579,577
There were no transfers between any Levels during the year ended December 31, 2019.

Assets Measured at Fair Value on a Recurring Basis as of December 31, 2019:

	December 31, 2019
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable	Unobservable
Assets	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Cash equivalents	$6,579,577	$-	$-	$6,579,577
Total assets at fair value	$6,579,577	$-	$-	$6,579,577

There were no transfers between any Levels during the year ended December 31, 2019.

Assets Measured at Fair Value on a Recurring Basis as of December 31, 2018:

	December 31, 2018
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable	Unobservable
Assets	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Cash equivalents	$11,276,869	$-	$-	$11,276,869
Total assets at fair value	$11,276,869	$-	$-	$11,276,869